The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Active Portfolios® Multi-Manager Small Cap Equity Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 21, 2012 (Accession No. 0001193125-12-399490), which is incorporated herein by reference.